Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities
Canaan Inc., an exempted company with limited liability incorporated in the Cayman Islands, through wholly-owned subsidiaries (collectively referred to as the “Company”), is principally engaged in integrated circuit (the “IC”) design and sale and lease of final mining equipment by integrating its IC products for Bitcoin mining and related components in the People’s Republic of China (the “PRC”) and other countries and regions.
As of December 31, 2021, the Company’s principal subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong Special Administrative Region	100%	Research and development of ICs
Hangzhou Canaan Intelligence Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of mining equipment and spare parts
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of mining equipment and spare parts
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of mining equipment and spare parts
Canaan Bright Sight Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of AI products
Hangzhou Canaan Chuangxin Technology Co., Ltd.	December 26, 2018	Hangzhou, China	100%	Research and development of ICs
Canaan Creative (SH) Co., Ltd.	January 27, 2021	Shanghai, China	100%	Research and development of ICs
Canaan Creative International PTE. Ltd.	March 9, 2021	Singapore	100%	International distribution of mining equipment and spare parts